Convertible Notes - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Apr. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 17, 2018 CNY (¥)	Apr. 17, 2018 $ / shares
Convertible Notes [Line Item]
Aggregate principal amount					¥ 228,372
Initial offering period	no qualified IPO were to occur within two years of the issue date, the outstanding obligation at their principal amount
Percentage of internal rate of return	8.00%
Simple interest on principal	15.00%		15.00%
Interest on internal rate of return per annum	15.00%
Derivative liability	¥ 0		$ 3,224		0
Change in fair value of current earnings | $		$ 3,224
Effective interest rate	4.69%		4.69%
Convertible Notes Payable, Noncurrent	¥ 0				¥ 225,229
Convertible Notes Payable [Member]
Convertible Notes [Line Item]
Debt Instrument Amount Due Redeemed				¥ 35
BCF
Convertible Notes [Line Item]
Issuance price | $ / shares			$ 11.76
Fair value per ordinary share | $ / shares			$ 9.87
Zero Coupon Convertible Notes (the "Convertible Notes") Due 2021
Convertible Notes [Line Item]
Conversion price per share | $ / shares							$ 11.76
Zero Coupon Convertible Notes (the "Convertible Notes") Due 2021 | Existing Investor
Convertible Notes [Line Item]
Aggregate principal amount						¥ 35,000